FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET

NOTE 5 - FIXED ASSETS, NET

Fixed assets, net consist of the following as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Cost:

Computers and software	$734	$712
Laboratory equipment	408	408
Furniture and office equipment	169	164
Leasehold improvement	149	146
	1,460	1,430
Accumulated depreciation:

Computers and software	$751	$673
Laboratory equipment	275	225
Furniture and office equipment	34	29
Leasehold improvement	88	73
	1,148	1,000

Carrying amount	$312	$430

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 were $148, $171 and $150, respectively.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)